Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 483,517	₩ 659,594
Deferred tax liabilities	₩ (78,572)	₩ (77,293)